PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability, Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,177	$ 2,123
Service cost	12	16	$ 18
Interest cost	47	47	47
Expenses paid	(203)	(227)
Exchange rates differences	(26)	121
Actuarial loss	361	97
Projected benefit obligation at end of year	$ 2,368	$ 2,177	$ 2,123